NATURE AND CONTINUANCE OF OPERATIONS	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
NATURE AND CONTINUANCE OF OPERATIONS

Digatrade Financial Corp. (the “Company”) is governed by the Business Corporations Act (British Columbia). The head office, principal address, and records office of the Company are located at 1500 West Georgia Street, Suite 1300, Vancouver, British Columbia, Canada, V6C 2Z6. The Company's common shares are listed on the NASDAQ Over-the-Counter Board (“OTCB”) exchange under the symbol "DIGAF".

In March 2015, the Company entered into an agreement with Mega Ideas Holdings Limited, dba ANX (“ANX”), a company incorporated and existing under the laws of Hong Kong. ANX owns a proprietary trading platform and provides operational support specializing in blockchain development services and exchange and transaction services for crypto-currencies. Effective October 17, 2018 the Company closed the online retail trading platform and shared liquidity order book with ANX International owing to low transaction volumes. The Company will continue to evaluate opportunities and continue with research and development related services in the digital-asset industry for prospective institutional customers while continuing to seek new opportunities within the blockchain and the financial technology sector unrelated to facilitating trading activities.

In February 2019, the Company entered into a Definitive Agreement with Securter Inc. (“Securter”), a private Canadian corporation that is developing a proprietary, patent-pending credit card payment platform to increase the security of online credit card payment processing.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards on the basis that the Company is a going concern and will be able to meet its obligations and continue its operations for its next fiscal year. Several conditions as set out below cast uncertainties on the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon the financial support from its creditors, shareholders, and related parties, its ability to obtain financing for its development projects, and upon the attainment of future profitable operations.

The Company has not yet achieved profitable operations and has accumulated losses of $7,131,145 since inception and working capital deficiency of $472,492 as at September 30, 2019. Accordingly, the Company will need to raise additional funds through future issuance of securities or debt financing. Although the Company has raised funds in the past, there can be no assurance the Company will be able to raise sufficient funds in the future, in which case the Company may be unable to meet its obligations as they come due in the normal course of business. It is not possible to predict whether financing efforts will be successful or if the Company will attain a profitable level of operations.

The current cash resources are not adequate to pay the Company’s accounts payable and to meet its minimum commitments at the date of these consolidated financial statements, including planned corporate and administrative expenses, and other business plan implementation costs, accordingly, there is significant doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not give effect to adjustments that would be necessary to the carrying amounts and classifications of assets and liabilities should the Company be unable to continue as a going concern.